Business Description - Additional Information (Detail) $ / shares in Units, $ in Thousands		55 Months Ended
	Jul. 31, 2017 $ / shares shares	Feb. 19, 2016 Acquisition	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2015 USD ($)
Description Of Business [Line Items]
Total assets			$ 1,715,104	$ 1,691,059		$ 1,395,551
Gross loans			1,261,928	1,249,074		1,110,446
Total deposits			1,373,504	1,337,281		1,152,763
Total stockholders' Equity			$ 275,822	$ 265,176	$ 183,496	$ 181,585	$ 163,645	$ 151,981
Number of acquisitions | Acquisition		4
Initial Public Offering
Description Of Business [Line Items]
Issuance of common stock, net of issuance costs, shares | shares	3,750,000
Share price per share | $ / shares	$ 23.00